Long-term loans (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Proceeds from Issuance of Long-term Debt	¥ 740,084	$ 113,263	¥ 150,000
Loans Payable to Bank, Noncurrent	777,400
Restricted Cash and Cash Equivalents, Noncurrent	792,000				$ 121,208
Shanghai Pudong Development Bank Co Ltd
Proceeds from Issuance of Long-term Debt	150,000
Loans Payable to Bank, Noncurrent	75,000
China Merchants Bank Co., Ltd [Member]
Loans Payable to Bank, Noncurrent	¥ 702,400				$ 107,500
Debt Instrument, Collateral	The new bank borrowing was secured by a two-year term deposit amounted to RMB792.0 million (US$121.2 million), which represents the loan-to-value ratio of no more than 94% and was classified as non-current restricted cash in the Company’s consolidated balance sheets. The Company would provide more term deposits or equivalent cash to CMB Bank as a security when the loan-to-value ratio exceeds 98% due to U.S. dollar’s appreciation against RMB.	The new bank borrowing was secured by a two-year term deposit amounted to RMB792.0 million (US$121.2 million), which represents the loan-to-value ratio of no more than 94% and was classified as non-current restricted cash in the Company’s consolidated balance sheets. The Company would provide more term deposits or equivalent cash to CMB Bank as a security when the loan-to-value ratio exceeds 98% due to U.S. dollar’s appreciation against RMB.